UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET GLOBAL GOVERNMENT BOND FUND

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET GLOBAL GOVERNMENT BOND FUND

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 66.4%
Canada - 1.4%
Government of Canada, Bonds	2.250%	6/1/25	160,000	CAD	$129,289

Germany - 4.5%
Bundesrepublik Deutschland, Bonds	2.500%	8/15/46	270,000	EUR	425,516	(a)

Hungary - 5.5%
Republic of Hungary, Bonds	5.500%	6/24/25	124,140,000	HUF	521,728

Italy - 2.5%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	2.150%	12/15/21	140,000	EUR	165,217
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.250%	9/1/46	60,000	EUR	75,734	(a)

Total Italy					240,951

Malaysia - 5.8%
Federation of Malaysia, Senior Bonds	4.012%	9/15/17	2,270,000	MYR	548,111

Mexico - 16.3%
United Mexican States, Senior Bonds	8.000%	6/11/20	16,520,000	MXN	1,002,214
United Mexican States, Senior Bonds	8.500%	11/18/38	2,180,000	MXN	143,286
United Mexican States, Senior Bonds	7.750%	11/13/42	6,573,000	MXN	401,956

Total Mexico					1,547,456

Philippines - 4.7%
Republic of Philippines, Senior Bonds	3.900%	11/26/22	22,000,000	PHP	443,012

Poland - 5.5%
Republic of Poland, Bonds	3.250%	7/25/25	2,010,000	PLN	523,450

South Korea - 20.2%
Republic of Korea, Senior Bonds	4.250%	6/10/21	2,100,000,000	KRW	1,923,647

TOTAL SOVEREIGN BONDS (Cost - $7,035,971)					6,303,160

CORPORATE BONDS & NOTES - 1.8%
CONSUMER STAPLES - 0.6%
Tobacco - 0.6%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	50,000		58,679

ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	40,000		16,800

Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp., Senior Notes	6.000%	11/15/24	50,000		6,500
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	20,000		4,200
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	20,000		4,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.000%	12/15/20	40,000		28,900
QEP Resources Inc., Senior Notes	6.875%	3/1/21	10,000		7,200
QEP Resources Inc., Senior Notes	5.250%	5/1/23	10,000		7,000
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	40,000		33,800
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	10,000		8,350

Total Oil, Gas & Consumable Fuels					100,150

TOTAL ENERGY					116,950

TOTAL CORPORATE BONDS & NOTES (Cost - $279,255)					175,629

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL GOVERNMENT BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 7.3%
Brazil - 7.3%
Federative Republic of Brazil, Notes (Cost - $1,329,018)	6.000%	8/15/50	3,309,744	BRL	$693,481

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.1%
U.S. Government Obligations - 11.1%
U.S. Treasury Bonds	4.500%	2/15/36	310,000		426,504
U.S. Treasury Notes	0.875%	7/15/17	630,000		630,960

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,028,409)					1,057,464

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.8%
U.S. Treasury Notes, Inflation Indexed (Cost - $349,064)	0.250%	1/15/25	359,543		357,057

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Euro, Call @ $1.10		4/8/16	180,000		2
U.S. Dollar/Japanese Yen, Call @ 118.50JPY		4/14/16	180,000		615

TOTAL PURCHASED OPTIONS (Cost - $3,193)					617

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $10,024,910)					8,587,408

			SHARES
SHORT-TERM INVESTMENTS - 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $672,008)	0.276%		672,008		672,008

TOTAL INVESTMENTS - 97.5% (Cost - $10,696,918#)					9,259,416
Other Assets in Excess of Liabilities - 2.5%					235,586

TOTAL NET ASSETS - 100.0%					$9,495,002

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Government Bond Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$6,303,160	—	$6,303,160
Corporate Bonds & Notes	—	175,629	—	175,629
Non-U.S. Treasury Inflation Protected Securities	—	693,481	—	693,481
U.S. Government & Agency Obligations	—	1,057,464	—	1,057,464
U.S. Treasury Inflation Protected Securities	—	357,057	—	357,057
Purchased Options	—	617	—	617

Total Long-Term Investments	—	$8,587,408	—	$8,587,408

Short-Term Investments†	$672,008	—	—	672,008

Total Investments	$672,008	$8,587,408	—	$9,259,416

Other Financial Instruments:
Futures Contracts	$4,090	—	—	$4,090
Forward Foreign Currency Contracts	—	$221,306	—	221,306

Total Other Financial Instruments	$4,090	$221,306	—	$225,396

Total	$676,098	$8,808,714	—	$9,484,812

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$59,492	—	—	$59,492
Forward Foreign Currency Contracts	—	$259,149	—	259,149

Total	$59,492	$259,149	—	$318,641

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$72,723
Gross unrealized depreciation	(1,510,225)

Net unrealized depreciation	$(1,437,502)

At February 29, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	3	3/16	$278,206	$282,296	$4,090
U.S. Treasury Long-Term Bonds	3	6/16	494,970	493,593	(1,377)

					2,713

Contracts to Sell:
Euro Buxl 30-Year Bonds	1	3/16	168,092	184,716	(16,624)
Euro-Bund	6	3/16	1,046,457	1,087,283	(40,826)
U.S. Treasury 5-Year Notes	10	6/16	1,209,436	1,209,844	(408)
U.S. Treasury 10-Year Notes	7	6/16	913,352	913,609	(257)

					(58,115)

Net unrealized depreciation on open futures contracts					$(55,402)

Notes to Schedule of Investments (unaudited) (continued)

At February 29, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	388,772	CAD	541,905	Barclays Bank PLC	3/16/16	$(11,750)
USD	25,376	EUR	22,776	Barclays Bank PLC	3/16/16	589
EUR	20,000	USD	22,065	Citibank, N.A.	3/16/16	(299)
MXN	26,985,737	USD	1,441,269	Citibank, N.A.	3/16/16	45,472
USD	727,206	CNY	4,825,800	Citibank, N.A.	3/16/16	(9,395)
USD	320,440	EUR	287,561	Citibank, N.A.	3/16/16	7,495
USD	2,749	EUR	2,494	Citibank, N.A.	3/16/16	35
USD	30,714	JPY	3,560,000	Citibank, N.A.	3/16/16	(871)
USD	125,378	PLN	500,651	Citibank, N.A.	3/16/16	66
USD	336,466	EUR	302,018	Credit Suisse London	3/16/16	7,788
USD	57,582	GBP	40,000	Credit Suisse London	3/16/16	1,906
USD	919,013	JPY	106,558,161	Credit Suisse London	3/16/16	(26,405)
AUD	564,738	USD	398,672	Deutsche Bank AG	3/16/16	4,151
CAD	653,887	USD	468,617	Deutsche Bank AG	3/16/16	14,671
EUR	822,187	USD	915,799	Deutsche Bank AG	3/16/16	(21,034)
JPY	44,759,400	USD	386,921	Deutsche Bank AG	3/16/16	10,199
SEK	166,639	USD	19,677	Deutsche Bank AG	3/16/16	(204)
USD	345,839	GBP	240,205	Deutsche Bank AG	3/16/16	11,497
USD	501,344	HUF	140,295,544	Deutsche Bank AG	3/16/16	9,281
USD	2,342,477	MXN	43,919,652	Deutsche Bank AG	3/16/16	(77,216)
USD	636,639	AUD	901,095	HSBC Bank USA, N.A.	3/16/16	(6,106)
USD	166,577	EUR	149,577	HSBC Bank USA, N.A.	3/16/16	3,796
EUR	5,401	USD	6,013	JPMorgan Chase & Co.	3/16/16	(136)
USD	10,000	EUR	8,887	JPMorgan Chase & Co.	3/16/16	329
USD	412,297	EUR	370,000	Royal Bank of Canada	3/16/16	9,635
GBP	280,000	USD	402,658	UBS AG London	3/16/16	(12,925)
USD	1,370,779	EUR	1,229,751	UBS AG London	3/16/16	32,472
USD	217,376	BRL	899,000	Barclays Bank PLC	4/7/16	(4,410)
PHP	25,516,885	USD	533,502	Citibank, N.A.	4/7/16	2,096
USD	289,470	BRL	1,197,246	Citibank, N.A.	4/7/16	(5,894)
USD	133,418	BRL	537,473	Citibank, N.A.	4/7/16	822
USD	94,921	KRW	115,889,650	Citibank, N.A.	4/7/16	1,298
INR	87,155,364	USD	1,286,616	Deutsche Bank AG	4/7/16	(21,861)
KRW	109,720,000	USD	90,528	Deutsche Bank AG	4/7/16	(1,889)
USD	86,083	BRL	356,625	Deutsche Bank AG	4/7/16	(1,897)
USD	2,093,486	KRW	2,541,492,139	Deutsche Bank AG	4/7/16	40,298
USD	984,601	PHP	47,231,302	Deutsche Bank AG	4/7/16	(6,782)
USD	1,026,437	INR	69,551,383	JPMorgan Chase & Co.	4/7/16	17,143
USD	930,892	MYR	4,132,694	JPMorgan Chase & Co.	4/7/16	(49,161)
USD	90,000	JPY	10,228,500	Deutsche Bank AG	5/13/16	(914)
USD	42,152	SGD	59,000	Deutsche Bank AG	5/13/16	267

Total						$(37,843)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016